Distribution Date:	04/17/25	BANK5 2024-5YR11
Determination Date:	04/11/25
Next Distribution Date:	05/16/25
Record Date:	03/31/25	Commercial Mortgage Pass-Through Certificates
Series 2024-5YR11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		Attention: Jane Lam		jane.lam@morganstanley.com;
					cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
Exchangeable Certificate Detail	5	Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Factor Detail	6		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Additional Information	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Balances	9		Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Current Mortgage Loan and Property Stratification	10-14		550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Mortgage Loan Detail (Part 1)	15-16	Special Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Mortgage Loan Detail (Part 2)	17-18		Attention: Executive Vice President – Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
Principal Prepayment Detail	19		10851 Mastin Street, Building 82, Suite 700 | Overland Park, KS 66210 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Historical Detail	20	Representations Reviewer
Delinquency Loan Detail	21		Attention: BANK5 2024-5YR11—Transaction Manager		notices@pentalphasurveillance.com
Collateral Stratification and Historical Detail	22		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 1	23	Trustee	Computershare Trust Company, N.A.
Specially Serviced Loan Detail - Part 2	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Modified Loan Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-3	06644WBD9	5.893000%	528,928,000.00	528,928,000.00	0.00	2,597,477.25	0.00	0.00	2,597,477.25	528,928,000.00	30.00%	30.00%
A-S	06644WBL1	6.139000%	72,728,000.00	72,728,000.00	0.00	372,064.33	0.00	0.00	372,064.33	72,728,000.00	20.38%	20.38%
B	06644WBR8	6.532785%	41,559,000.00	41,559,000.00	0.00	226,246.68	0.00	0.00	226,246.68	41,559,000.00	14.88%	14.88%
C	06644WBW7	6.532785%	29,280,000.00	29,280,000.00	0.00	159,399.96	0.00	0.00	159,399.96	29,280,000.00	11.00%	11.00%
D	06644WAC2	4.000000%	17,945,000.00	17,945,000.00	0.00	59,816.67	0.00	0.00	59,816.67	17,945,000.00	8.63%	8.63%
E	06644WAE8	4.000000%	8,501,000.00	8,501,000.00	0.00	28,336.67	0.00	0.00	28,336.67	8,501,000.00	7.50%	7.50%
F	06644WAG3	5.000000%	17,001,000.00	17,001,000.00	0.00	70,837.50	0.00	0.00	70,837.50	17,001,000.00	5.25%	5.25%
G	06644WAJ7	5.000000%	12,279,000.00	12,279,000.00	0.00	51,162.50	0.00	0.00	51,162.50	12,279,000.00	3.63%	3.63%
J*	06644WAL2	5.000000%	27,391,425.00	27,391,425.00	0.00	114,130.94	0.00	0.00	114,130.94	27,391,425.00	0.00%	0.00%
RR	06644WCB2	6.532785%	26,159,075.00	26,159,075.00	0.00	142,409.68	0.00	0.00	142,409.68	26,159,075.00	0.00%	0.00%
RR Interest	N/A	6.532785%	13,610,000.00	13,610,000.00	0.00	74,092.67	0.00	0.00	74,092.67	13,610,000.00	0.00%	0.00%
V	06644WAV0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			795,381,500.00	795,381,500.00	0.00	3,895,974.85	0.00	0.00	3,895,974.85	795,381,500.00

X-A	06644WBJ6	0.639785%	528,928,000.00	528,928,000.00	0.00	282,000.25	0.00	0.00	282,000.25	528,928,000.00
X-B	06644WBK3	0.199483%	143,567,000.00	143,567,000.00	0.00	23,866.01	0.00	0.00	23,866.01	143,567,000.00
X-D	06644WAA6	2.532785%	26,446,000.00	26,446,000.00	0.00	55,818.36	0.00	0.00	55,818.36	26,446,000.00
X-F	06644WAN8	1.532785%	17,001,000.00	17,001,000.00	0.00	21,715.73	0.00	0.00	21,715.73	17,001,000.00
X-G	06644WAQ1	1.532785%	12,279,000.00	12,279,000.00	0.00	15,684.22	0.00	0.00	15,684.22	12,279,000.00
X-J	06644WAS7	1.532785%	27,391,425.00	27,391,425.00	0.00	34,987.64	0.00	0.00	34,987.64	27,391,425.00
Notional SubTotal			755,612,425.00	755,612,425.00	0.00	434,072.21	0.00	0.00	434,072.21	755,612,425.00

Deal Distribution Total					0.00	4,330,047.06	0.00	0.00	4,330,047.06

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-3	06644WBD9	1,000.00000000	0.00000000	4.91083333	0.00000000	0.00000000	0.00000000	0.00000000	4.91083333	1,000.00000000
A-S	06644WBL1	1,000.00000000	0.00000000	5.11583338	0.00000000	0.00000000	0.00000000	0.00000000	5.11583338	1,000.00000000
B	06644WBR8	1,000.00000000	0.00000000	5.44398758	0.00000000	0.00000000	0.00000000	0.00000000	5.44398758	1,000.00000000
C	06644WBW7	1,000.00000000	0.00000000	5.44398770	0.00000000	0.00000000	0.00000000	0.00000000	5.44398770	1,000.00000000
D	06644WAC2	1,000.00000000	0.00000000	3.33333352	0.00000000	0.00000000	0.00000000	0.00000000	3.33333352	1,000.00000000
E	06644WAE8	1,000.00000000	0.00000000	3.33333373	0.00000000	0.00000000	0.00000000	0.00000000	3.33333373	1,000.00000000
F	06644WAG3	1,000.00000000	0.00000000	4.16666667	0.00000000	0.00000000	0.00000000	0.00000000	4.16666667	1,000.00000000
G	06644WAJ7	1,000.00000000	0.00000000	4.16666667	0.00000000	0.00000000	0.00000000	0.00000000	4.16666667	1,000.00000000
J	06644WAL2	1,000.00000000	0.00000000	4.16666676	0.00000000	0.00000000	0.00000000	0.00000000	4.16666676	1,000.00000000
RR	06644WCB2	1,000.00000000	0.00000000	5.44398760	0.00000000	0.00000000	0.00000000	0.00000000	5.44398760	1,000.00000000
RR Interest	N/A	1,000.00000000	0.00000000	5.44398751	0.00000000	0.00000000	0.00000000	0.00000000	5.44398751	1,000.00000000
V	06644WAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06644WBJ6	1,000.00000000	0.00000000	0.53315432	0.00000000	0.00000000	0.00000000	0.00000000	0.53315432	1,000.00000000
X-B	06644WBK3	1,000.00000000	0.00000000	0.16623604	0.00000000	0.00000000	0.00000000	0.00000000	0.16623604	1,000.00000000
X-D	06644WAA6	1,000.00000000	0.00000000	2.11065416	0.00000000	0.00000000	0.00000000	0.00000000	2.11065416	1,000.00000000
X-F	06644WAN8	1,000.00000000	0.00000000	1.27732075	0.00000000	0.00000000	0.00000000	0.00000000	1.27732075	1,000.00000000
X-G	06644WAQ1	1,000.00000000	0.00000000	1.27732063	0.00000000	0.00000000	0.00000000	0.00000000	1.27732063	1,000.00000000
X-J	06644WAS7	1,000.00000000	0.00000000	1.27732091	0.00000000	0.00000000	0.00000000	0.00000000	1.27732091	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-3	03/01/25 - 03/30/25	30	0.00	2,597,477.25	0.00	2,597,477.25	0.00	0.00	0.00	2,597,477.25	0.00
A-S	03/01/25 - 03/30/25	30	0.00	372,064.33	0.00	372,064.33	0.00	0.00	0.00	372,064.33	0.00
B	03/01/25 - 03/30/25	30	0.00	226,246.68	0.00	226,246.68	0.00	0.00	0.00	226,246.68	0.00
C	03/01/25 - 03/30/25	30	0.00	159,399.96	0.00	159,399.96	0.00	0.00	0.00	159,399.96	0.00
D	03/01/25 - 03/30/25	30	0.00	59,816.67	0.00	59,816.67	0.00	0.00	0.00	59,816.67	0.00
E	03/01/25 - 03/30/25	30	0.00	28,336.67	0.00	28,336.67	0.00	0.00	0.00	28,336.67	0.00
F	03/01/25 - 03/30/25	30	0.00	70,837.50	0.00	70,837.50	0.00	0.00	0.00	70,837.50	0.00
G	03/01/25 - 03/30/25	30	0.00	51,162.50	0.00	51,162.50	0.00	0.00	0.00	51,162.50	0.00
J	03/01/25 - 03/30/25	30	0.00	114,130.94	0.00	114,130.94	0.00	0.00	0.00	114,130.94	0.00
X-A	03/01/25 - 03/30/25	30	0.00	282,000.25	0.00	282,000.25	0.00	0.00	0.00	282,000.25	0.00
X-B	03/01/25 - 03/30/25	30	0.00	23,866.01	0.00	23,866.01	0.00	0.00	0.00	23,866.01	0.00
X-D	03/01/25 - 03/30/25	30	0.00	55,818.36	0.00	55,818.36	0.00	0.00	0.00	55,818.36	0.00
X-F	03/01/25 - 03/30/25	30	0.00	21,715.73	0.00	21,715.73	0.00	0.00	0.00	21,715.73	0.00
X-G	03/01/25 - 03/30/25	30	0.00	15,684.22	0.00	15,684.22	0.00	0.00	0.00	15,684.22	0.00
X-J	03/01/25 - 03/30/25	30	0.00	34,987.64	0.00	34,987.64	0.00	0.00	0.00	34,987.64	0.00
RR	03/01/25 - 03/30/25	30	0.00	142,409.68	0.00	142,409.68	0.00	0.00	0.00	142,409.68	0.00
RR Interest	03/01/25 - 03/30/25	30	0.00	74,092.67	0.00	74,092.67	0.00	0.00	0.00	74,092.67	0.00
Totals			0.00	4,330,047.06	0.00	4,330,047.06	0.00	0.00	0.00	4,330,047.06	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-3 (EC)	N/A	5.893000%	528,928,000.00	528,928,000.00	0.00	2,597,477.25	0.00	0.00	2,597,477.25	528,928,000.00
A-3-1	06644WBE7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06644WBF4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	06644WBG2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	06644WBH0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	6.139000%	72,728,000.00	72,728,000.00	0.00	372,064.33	0.00	0.00	372,064.33	72,728,000.00
A-S-1	06644WBM9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06644WBN7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06644WBP2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06644WBQ0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	6.532785%	41,559,000.00	41,559,000.00	0.00	226,246.68	0.00	0.00	226,246.68	41,559,000.00
B-1	06644WBS6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06644WBT4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06644WBU1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06644WBV9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	N/A	6.532785%	29,280,000.00	29,280,000.00	0.00	159,399.96	0.00	0.00	159,399.96	29,280,000.00
C-1	06644WBX5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06644WBY3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06644WBZ0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06644WCA4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			672,495,000.00	672,495,000.00	0.00	3,355,188.22	0.00	0.00	3,355,188.22	672,495,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-3-1	06644WBE7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	06644WBF4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	06644WBM9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06644WBN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	06644WBS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06644WBT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	06644WBX5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06644WBY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-3-X1	06644WBG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	06644WBH0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06644WBP2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06644WBQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06644WBU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06644WBV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06644WBZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06644WCA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information

Total Available Distribution Amount (1)	4,330,047.06
Non-VRR Interest Available Funds	4,113,544.72
VRR Interest Available Funds	216,502.35
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,344,622.48	Master Servicing Fee	4,849.64
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,116.21
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	342.46
ARD Interest	0.00	Operating Advisor Fee	1,061.61
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	205.47
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,344,622.48	Total Fees	14,575.39

Principal		Expenses/Reimbursements
Scheduled Principal	0.00	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	0.00	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,330,047.06
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,330,047.06
Total Funds Collected	4,344,622.48	Total Funds Distributed	4,344,622.45

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	795,381,500.00	795,381,500.00	Beginning Certificate Balance	795,381,500.00
(-) Scheduled Principal Collections	0.00	0.00	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	795,381,500.00	795,381,500.00	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	795,381,500.00	795,381,500.00	Ending Certificate Balance	795,381,500.00
Ending Actual Collateral Balance	795,381,500.00	795,381,500.00

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.53%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	16	95,631,500.00	12.02%	54	6.4116	1.490703	1.29 or less	5	186,350,000.00	23.43%	55	6.6074	1.235431
10,000,001 to 20,000,000	5	80,750,000.00	10.15%	55	6.7658	1.437531	1.30 to 1.49	11	108,364,000.00	13.62%	55	6.7847	1.359531
20,000,001 to 30,000,000	7	168,900,000.00	21.24%	55	6.5718	2.471906	1.50 to 1.59	7	198,117,500.00	24.91%	54	6.1058	1.550650
30,000,001 to 60,000,000	4	155,600,000.00	19.56%	55	6.0818	1.742275	1.60 to 1.79	3	49,250,000.00	6.19%	55	6.8177	1.659909
60,000,001 to 75,000,000	2	142,000,000.00	17.85%	54	5.8960	1.561127	1.80 to 1.99	7	195,800,000.00	24.62%	55	6.1717	1.871545
75,000,001 or greater	2	152,500,000.00	19.17%	55	6.5072	1.234656	2.00 or greater	3	57,500,000.00	7.23%	55	5.6522	3.900000
Totals	36	795,381,500.00	100.00%	55	6.3433	1.706360	Totals	36	795,381,500.00	100.00%	55	6.3433	1.706360
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Arizona	7	28,856,035.53	3.63%	54	5.7285	1.682776	Totals	77	795,381,500.00	100.00%	55	6.3433	1.706360
Arkansas	3	7,140,152.27	0.90%	55	5.5325	4.170000
									Property Type³
California	5	103,402,849.75	13.00%	55	6.2497	1.489886
Colorado	1	3,076,548.22	0.39%	55	5.5325	4.170000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	15	51,958,900.00	6.53%	54	5.8268	1.569132		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	3	52,250,000.00	6.57%	54	6.8955	1.739952	Industrial	1	3,250,000.00	0.41%	54	5.9800	1.810000
Illinois	4	55,404,263.96	6.97%	55	6.8301	1.648353	Lodging	24	50,000,000.00	6.29%	55	5.5325	4.170000
Indiana	2	4,224,000.00	0.53%	55	6.6521	1.326458	Mixed Use	5	131,600,000.00	16.55%	54	6.5344	1.555919
Kentucky	1	1,427,055.84	0.18%	55	5.5325	4.170000	Mobile Home Park	26	96,231,500.00	12.10%	54	5.8239	1.538459
Maryland	1	26,000,000.00	3.27%	55	7.2500	1.980000	Multi-Family	6	117,800,000.00	14.81%	55	6.2971	1.348175
Massachusetts	1	48,600,000.00	6.11%	55	6.4210	1.830000	Office	4	87,800,000.00	11.04%	55	7.2233	1.610478
Missouri	3	5,128,477.16	0.64%	55	5.5325	4.170000	Retail	8	283,350,000.00	35.62%	55	6.3596	1.589277
Nebraska	3	5,536,954.32	0.70%	55	5.5325	4.170000	Self Storage	3	25,350,000.00	3.19%	54	5.9540	1.557416
New Hampshire	1	8,690,400.00	1.09%	54	5.6870	1.580000	Totals	77	795,381,500.00	100.00%	55	6.3433	1.706360
New Jersey	2	15,015,000.00	1.89%	54	7.0242	1.351768
New Mexico	1	2,782,944.16	0.35%	55	5.5325	4.170000
New York	8	279,850,000.00	35.18%	55	6.2512	1.480697
Oklahoma	2	2,188,274.12	0.28%	55	5.5325	4.170000
Pennsylvania	2	24,300,000.00	3.06%	55	6.8609	1.263605
South Carolina	1	1,098,680.20	0.14%	55	5.5325	4.170000
Tennessee	3	9,730,964.47	1.22%	54	6.2397	2.574577
Texas	5	39,577,868.02	4.98%	54	6.6486	2.181818
Virginia	1	5,350,000.00	0.67%	55	5.9400	1.730000
Washington	1	11,500,000.00	1.45%	54	5.8600	1.490000
West Virginia	1	2,292,131.98	0.29%	55	5.5325	4.170000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.9999% or less	9	227,100,000.00	28.55%	55	5.5645	2.236517	12 months or less	36	795,381,500.00	100.00%	55	6.3433	1.706360
	6.0000% to 6.4999%	12	268,807,500.00	33.80%	55	6.2465	1.524151	13 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	6.5000% to 7.2499%	10	213,574,000.00	26.85%	55	6.8775	1.393847	Totals	36	795,381,500.00	100.00%	55	6.3433	1.706360
	7.2500% or greater	5	85,900,000.00	10.80%	54	7.3770	1.651932
	Totals	36	795,381,500.00	100.00%	55	6.3433	1.706360
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	36	795,381,500.00	100.00%	55	6.3433	1.706360	Interest Only	36	795,381,500.00	100.00%	55	6.3433	1.706360
	60 monts or greater	0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	795,381,500.00	100.00%	55	6.3433	1.706360	Totals	36	795,381,500.00	100.00%	55	6.3433	1.706360
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		35	778,881,500.00	97.93%	55	6.3286	1.716103			No outstanding loans in this group
	Totals	36	795,381,500.00	100.00%	55	6.3433	1.706360

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	329080001	MU	Bronx	NY	Actual/360	6.130%	353,666.94	0.00	0.00	N/A	10/01/29	--	67,000,000.00	67,000,000.00	04/01/25
1A	329080101				Actual/360	6.130%	52,786.11	0.00	0.00	N/A	10/01/29	--	10,000,000.00	10,000,000.00	04/01/25
2	300802511	RT	Brooklyn	NY	Actual/360	6.827%	452,668.03	0.00	0.00	N/A	11/06/29	--	77,000,000.00	77,000,000.00	04/06/25
3	329080003	MF	Riverside	CA	Actual/360	6.181%	401,850.85	0.00	0.00	N/A	11/10/29	--	75,500,000.00	75,500,000.00	04/10/25
4	329080004	RT	Elmhurst	NY	Actual/360	5.370%	198,839.17	0.00	0.00	N/A	11/06/29	--	43,000,000.00	43,000,000.00	04/06/25
4A	329080104				Actual/360	5.370%	147,973.33	0.00	0.00	N/A	11/06/29	--	32,000,000.00	32,000,000.00	04/06/25
5	329080005	MH	Various	Various	Actual/360	5.687%	367,285.42	0.00	0.00	N/A	10/01/29	--	75,000,000.00	75,000,000.00	04/01/25
6	310969327	LO	Various	Various	Actual/360	5.533%	119,102.94	0.00	0.00	N/A	11/06/29	--	25,000,000.00	25,000,000.00	04/06/25
6A	310969328				Actual/360	5.533%	119,102.94	0.00	0.00	N/A	11/06/29	--	25,000,000.00	25,000,000.00	04/06/25
7	300802509	RT	Wareham	MA	Actual/360	6.421%	268,718.85	0.00	0.00	N/A	11/01/29	--	48,600,000.00	48,600,000.00	04/01/25
8	329080008	OF	Chicago	IL	Actual/360	7.235%	199,364.44	0.00	0.00	N/A	11/05/29	--	32,000,000.00	32,000,000.00	04/05/25
9	241013339	OF	Silver Spring Rockvil	MD	Actual/360	7.250%	162,319.44	0.00	0.00	N/A	11/06/29	--	26,000,000.00	26,000,000.00	04/06/25
10	329237105	MU	Atlanta	GA	Actual/360	7.375%	158,767.36	0.00	0.00	N/A	10/06/29	--	25,000,000.00	25,000,000.00	04/06/25
11	310968729	RT	Atlanta	GA	Actual/360	6.520%	134,746.67	0.00	0.00	N/A	10/09/29	--	24,000,000.00	24,000,000.00	04/09/25
12	329080012	OF	Houston	TX	Actual/360	7.400%	149,110.00	0.00	0.00	N/A	10/01/29	--	23,400,000.00	23,400,000.00	04/01/25
13	310968963	RT	Algonquin	IL	Actual/360	6.382%	112,660.03	0.00	0.00	N/A	11/11/29	--	20,500,000.00	20,500,000.00	04/11/25
14	300802488	MF	Brooklyn	NY	Actual/360	6.850%	117,972.22	0.00	0.00	N/A	10/01/29	--	20,000,000.00	20,000,000.00	04/01/25
15	300802506	MU	San Diego	CA	Actual/360	6.818%	111,256.50	0.00	0.00	N/A	11/01/29	--	18,950,000.00	18,950,000.00	04/01/25
16	241013463	RT	Reading	PA	Actual/360	7.040%	100,026.67	0.00	0.00	N/A	11/01/29	--	16,500,000.00	16,500,000.00	04/01/25
17	329080017	RT	New York	NY	Actual/360	6.999%	83,171.45	0.00	0.00	N/A	11/01/29	--	13,800,000.00	13,800,000.00	04/01/25
18	300802487	SS	Kent	WA	Actual/360	5.860%	58,030.28	0.00	0.00	N/A	10/01/29	--	11,500,000.00	11,500,000.00	04/01/25
19	241013620	SS	Holiday	FL	Actual/360	6.090%	44,575.42	0.00	0.00	N/A	10/01/29	--	8,500,000.00	8,500,000.00	04/01/25
20	241012766	RT	Linden	NJ	Actual/360	7.730%	52,918.29	0.00	0.00	N/A	10/01/29	--	7,950,000.00	7,950,000.00	04/01/25
21	300802499	MF	Morton	PA	Actual/360	6.482%	43,537.43	0.00	0.00	N/A	11/01/29	--	7,800,000.00	7,800,000.00	04/01/25
22	329080022	MF	Memphis	TN	Actual/360	6.450%	41,656.25	0.00	0.00	N/A	10/01/29	--	7,500,000.00	7,500,000.00	04/01/25
23	241013884	MU	New York	NY	Actual/360	6.780%	41,452.17	0.00	0.00	N/A	11/01/29	--	7,100,000.00	7,100,000.00	04/01/25
24	241013905	MH	Ocean View	NJ	Actual/360	6.230%	37,901.76	0.00	0.00	N/A	11/01/29	--	7,065,000.00	7,065,000.00	04/01/25
25	410967249	MF	Fort Worth	TX	Actual/360	5.600%	33,755.56	0.00	0.00	N/A	10/11/29	--	7,000,000.00	7,000,000.00	04/11/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	231011523	OF	Brooklyn	NY	Actual/360	6.410%	35,326.22	0.00	0.00	N/A	11/01/29	--	6,400,000.00	6,400,000.00	04/01/25
27	241012341	MH	Eustis	FL	Actual/360	6.370%	30,813.55	0.00	0.00	N/A	10/01/29	--	5,617,500.00	5,617,500.00	04/01/25
28	241012700	SS	Winchester	VA	Actual/360	5.940%	27,365.25	0.00	0.00	N/A	11/01/29	--	5,350,000.00	5,350,000.00	04/01/25
29	329080029	MH	Tucson	AZ	Actual/360	6.017%	22,409.15	0.00	0.00	N/A	10/01/29	--	4,325,000.00	4,325,000.00	04/01/25
30	300802498	MU	New York	NY	Actual/360	7.380%	22,560.25	0.00	0.00	N/A	11/01/29	--	3,550,000.00	3,550,000.00	04/01/25
31	300802481	IN	Augusta	GA	Actual/360	5.980%	16,735.69	0.00	0.00	N/A	10/01/29	--	3,250,000.00	3,250,000.00	04/01/25
32	241013080	MH	North Webster	IN	Actual/360	6.730%	15,809.52	0.00	0.00	N/A	11/01/29	--	2,728,000.00	2,728,000.00	04/01/25
33	241013078	MH	Westville	IN	Actual/360	6.510%	8,386.33	0.00	0.00	N/A	11/01/29	--	1,496,000.00	1,496,000.00	04/01/25
Totals							4,344,622.48	0.00	0.00				795,381,500.00	795,381,500.00
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,576,625.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,576,625.09	0.00				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.343331%	6.322050%	55
03/17/25	1	6,400,000.00	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.343331%	6.322050%	56
02/18/25	2	31,400,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.343331%	6.322050%	57
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.343331%	6.322050%	58
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.343331%	6.322050%	59
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		795,381,500	795,381,500	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-25	795,381,500	795,381,500	0	0	0	0
Mar-25	795,381,500	763,981,500	6,400,000	25,000,000	0	0
Feb-25	795,381,500	763,981,500	31,400,000	0	0	0
Jan-25	795,381,500	795,381,500	0	0	0	0
Dec-24	795,381,500	795,381,500	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29